Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2019
Loans, allowance for loan losses and credit quality
19 Loans, allowance for loan losses and credit quality
Loans are divided into two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate and institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions, and governments and public institutions.
For financial reporting purposes, the carrying values of loans and related allowance for loan losses are presented in accordance with US GAAP and are not comparable with the regulatory credit risk exposures presented in our disclosures required under Pillar 3 of the Basel framework.
Loans
end of	2019	2018
Loans (CHF million)
Mortgages	109,579	107,845
Loans collateralized by securities	44,364	42,034
Consumer finance	4,401	3,905
Consumer	158,344	153,784
Real estate	29,220	26,727
Commercial and industrial loans	85,648	85,698
Financial institutions	20,367	18,494
Governments and public institutions	4,262	3,893
Corporate & institutional	139,497	134,812
Gross loans	297,841	288,596
of which held at amortized cost	285,179	273,723
of which held at fair value	12,662	14,873
Net (unearned income)/deferred expenses	(116)	(113)
Allowance for loan losses	(946)	(902)
Net loans	296,779	287,581
Gross loans by location
Switzerland	163,133	160,444
Foreign	134,708	128,152
Gross loans	297,841	288,596
Impaired loans
Non-performing loans	1,250	1,203
Non-interest-earning loans	260	300
Non-performing and non-interest-earning loans	1,510	1,503
Restructured loans	350	299
Potential problem loans	266	390
Other impaired loans	616	689
Gross impaired loans	2,126	2,192
Allowance for loan losses
	2019			2018			2017
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	187	715	902	220	662	882	216	722	938
Net movements recognized in statements of operations	63	221	284	19	182	201	54	136	190
Gross write-offs	(86)	(213)	(299)	(85)	(184)	(269)	(60)	(242)	(302)
Recoveries	9	16	25	21	37	58	12	41	53
Net write-offs	(77)	(197)	(274)	(64)	(147)	(211)	(48)	(201)	(249)
Provisions for interest	14	28	42	11	19	30	(1)	14	13
Foreign currency translation impact and other adjustments, net	(1)	(7)	(8)	1	(1)	0	(1)	(9)	(10)
Balance at end of period	186	760	946	187	715	902	220	662	882
of which individually evaluated for impairment	145	464	609	146	462	608	179	475	654
of which collectively evaluated for impairment	41	296	337	41	253	294	41	187	228
Gross loans held at amortized cost (CHF million)
Balance at end of period	158,314	126,865	285,179	153,761	119,962	273,723	152,277	112,553	264,830
of which individually evaluated for impairment [1]	683	1,443	2,126	677	1,515	2,192	632	1,478	2,110
of which collectively evaluated for impairment	157,631	125,422	283,053	153,084	118,447	271,531	151,645	111,075	262,720
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	2019			2018			2017
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	18	2,478	2,496	0	2,163	2,163	0	3,381	3,381
Reclassifications from loans held-for-sale [2]	0	11	11	0	1	1	0	63	63
Reclassifications to loans held-for-sale [3]	0	3,138	3,138	1	2,351	2,352	0	7,407	7,407
Sales [3]	0	3,001	3,001	1	2,267	2,268	0	7,051	7,051
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.
Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses detailed internal risk ratings which are aggregated to the credit quality indicators investment grade and non-investment grade.
The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.
Internal ratings are assigned to all loans reflecting the Group’s internal view of the credit quality of the counterparty. Internal ratings may differ from a counterparty’s external ratings, if such ratings are available. Internal ratings are regularly reviewed depending on exposure type, client segment, collateral or event-driven developments. For the calculation of internal risk estimates (e.g., an estimate of expected loss in the event of a counterparty default) and risk-weighted assets, a probability of default (PD), loss given default (LGD) and exposure at default are assigned to each facility. These three parameters are primarily derived from internally developed statistical models that have been backtested against internal experience, validated by a function independent of the model owners on a regular basis and approved by the Group’s main regulators for application in the regulatory capital calculation in the advanced internal ratings-based approach (A-IRB) under the Basel framework. For the majority of clients and counterparties, internal ratings or PDs are calculated directly by proprietary statistical rating models. These models are based on internally compiled data comprising both quantitative factors (e.g., primarily balance sheet information for corporates and loan-to-value ratio and the borrower’s income level for mortgage lending) and qualitative factors (e.g., credit histories from credit reporting bureaus) concentrating on economic trends and financial fundamentals. For statistical rating models calculating a PD, an equivalent rating based on the Standard & Poor’s rating scale is assigned based on the PD band associated with each rating, which is used for disclosure purposes. For the remaining facilities where statistical rating models are not used, a PD is determined through an internal rating assigned on the basis of a structured expert approach. Credit officers make use of peer analyses, industry comparisons, external ratings and research as well as the judgment of credit experts for the purpose of their analysis. The PD for each internal rating is calibrated to historical default experience using internal data and external data from Standard & Poor’s.
Reverse repurchase agreements are fully collateralized and in the event of counterparty default the reverse repurchase agreement provides the Group the right to liquidate the collateral held. Group risk management manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk-managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the tables of this note.
The following tables present the Group’s recorded investment in loans held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2019 (CHF million)
Mortgages	99,613	9,604	362	109,579
Loans collateralized by securities	40,060	4,182	122	44,364
Consumer finance	1,527	2,677	167	4,371
Consumer	141,200	16,463	651	158,314
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans	40,860	39,896	1,117	81,873
Financial institutions	13,267	2,122	47	15,436
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	75,817	49,759	1,289	126,865
Gross loans held at amortized cost	217,017	66,222	1,940	285,179
Value of collateral [1]	200,521	54,543	1,378	256,442
2018 (CHF million)
Mortgages	97,404	10,046	395	107,845
Loans collateralized by securities	39,281	2,676	77	42,034
Consumer finance	1,465	2,247	170	3,882
Consumer	138,150	14,969	642	153,761
Real estate	19,461	6,494	110	26,065
Commercial and industrial loans	40,872	37,633	1,268	79,773
Financial institutions	10,715	2,138	86	12,939
Governments and public institutions	1,132	53	0	1,185
Corporate & institutional	72,180	46,318	1,464	119,962
Gross loans held at amortized cost	210,330	61,287	2,106	273,723
Value of collateral [1]	192,579	47,999	1,456	242,034
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Value of collateral
In the Group’s private banking, corporate and institutional businesses, all collateral values for loans are regularly reviewed according to the Group’s risk management policies and directives, with maximum review periods determined by collateral type, market liquidity and market transparency. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the property, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management within the impairment review process.
In the Group’s investment banking businesses, collateral-dependent loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2019 (CHF million)
Mortgages	109,190	83	16	9	281	389	109,579
Loans collateralized by securities	44,232	79	0	2	51	132	44,364
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	157,248	445	77	54	490	1,066	158,314
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans	80,606	528	62	71	606	1,267	81,873
Financial institutions	15,300	85	1	3	47	136	15,436
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	125,207	734	73	76	775	1,658	126,865
Gross loans held at amortized cost	282,455	1,179	150	130	1,265	2,724	285,179
2018 (CHF million)
Mortgages	107,364	155	23	10	293	481	107,845
Loans collateralized by securities	41,936	21	0	0	77	98	42,034
Consumer finance	3,383	286	35	32	146	499	3,882
Consumer	152,683	462	58	42	516	1,078	153,761
Real estate	25,914	63	4	0	84	151	26,065
Commercial and industrial loans	78,439	378	96	82	778	1,334	79,773
Financial institutions	12,768	66	19	3	83	171	12,939
Governments and public institutions	1,172	13	0	0	0	13	1,185
Corporate & institutional	118,293	520	119	85	945	1,669	119,962
Gross loans held at amortized cost	270,976	982	177	127	1,461	2,747	273,723
Impaired loans
Categories of impaired loans
In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Loans” in Note 1 – Summary of significant accounting policies for further information on categories of impaired loans.
As of December 31, 2019 and 2018, the Group did not have any material commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2019 (CHF million)
Mortgages	329	8	337	25	30	55	392	[1]
Loans collateralized by securities	110	12	122	0	0	0	122
Consumer finance	164	4	168	0	1	1	169
Consumer	603	24	627	25	31	56	683
Real estate	151	4	155	0	2	2	157
Commercial and industrial loans	491	191	682	325	231	556	1,238
Financial institutions	5	41	46	0	2	2	48
Corporate & institutional	647	236	883	325	235	560	1,443
Gross impaired loans	1,250	260	1,510	350	266	616	2,126
2018 (CHF million)
Mortgages	304	12	316	34	72	106	422	[1]
Loans collateralized by securities	62	13	75	0	3	3	78
Consumer finance	170	6	176	0	1	1	177
Consumer	536	31	567	34	76	110	677
Real estate	80	4	84	0	38	38	122
Commercial and industrial loans	547	223	770	265	272	537	1,307
Financial institutions	40	42	82	0	4	4	86
Corporate & institutional	667	269	936	265	314	579	1,515
Gross impaired loans	1,203	300	1,503	299	390	689	2,192
1
As of December 31, 2019 and 2018, CHF 208 million and CHF 123 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Write-off and recovery of loans
Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. In the Group’s investment banking businesses, a loan is written down to its net book value once the loan provision accounts for a substantial part of the loan notional amount, unless repayment of the loan is anticipated to occur within the next two quarters. In the Group’s private banking, corporate and institutional businesses, write-offs are made, based on an individual counterparty assessment performed by Group credit risk management, if it is certain that parts of a loan or the entire loan will not be recoverable. For collateralized loans, the collateral is assessed and the unsecured exposure is written off. Write-offs on uncollateralized loans are based on the borrower’s ability to pay back the outstanding loan out of free cash flow. The Group evaluates the recoverability of the loans granted, if a borrower is expected to default wholly or partly on its contractual payment obligations or to meet these only with third-party support. Adjustments are made to reflect the estimated realizable value of the loan or any collateral. Triggers to assess the creditworthiness of a borrower to absorb the adverse developments include i) a default on interest or principal payments by more than 90 days, ii) a waiver of interest or principal by the Group, iii) a downgrade of the loan to non-interest-earning, iv) the collection of the debt through seizure order, bankruptcy proceedings or realization of collateral, or v) the insolvency of the borrower. Based on such assessment, Group credit risk management evaluates the need for write-offs individually and on an ongoing basis.
Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other assets received.
Gross impaired loan details
	2019			2018
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
CHF million
Mortgages	317	299	30	278	262	21
Loans collateralized by securities	122	108	22	77	63	35
Consumer finance	168	144	93	174	154	90
Consumer	607	551	145	529	479	146
Real estate	120	111	11	82	73	10
Commercial and industrial loans	939	900	416	773	742	401
Financial institutions	48	47	37	86	84	51
Corporate & institutional	1,107	1,058	464	941	899	462
Gross impaired loans with a specific allowance	1,714	1,609	609	1,470	1,378	608
Mortgages	75	75	–	144	144	–
Loans collateralized by securities	0	0	–	1	1	–
Consumer finance	1	1	–	3	3	–
Consumer	76	76	–	148	148	–
Real estate	37	37	–	40	40	–
Commercial and industrial loans	299	299	–	534	534	–
Financial institutions	0	0	–	0	0	–
Corporate & institutional	336	336	–	574	574	–
Gross impaired loans without specific allowance	412	412	–	722	722	–
Gross impaired loans	2,126	2,021	609	2,192	2,100	608
of which consumer	683	627	145	677	627	146
of which corporate & institutional	1,443	1,394	464	1,515	1,473	462
Gross impaired loan details (continued)
	2019			2018			2017
in	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
CHF million
Mortgages	289	3	2	261	2	1	229	2	1
Loans collateralized by securities	76	2	0	92	1	1	116	1	1
Consumer finance	172	2	1	176	2	2	167	5	5
Consumer	537	7	3	529	5	4	512	8	7
Real estate	81	1	1	90	0	0	78	1	0
Commercial and industrial loans	818	22	7	917	14	5	1,163	17	5
Financial institutions	83	1	0	58	1	0	76	1	1
Governments and public institutions	0	0	0	0	0	0	5	0	0
Corporate & institutional	982	24	8	1,065	15	5	1,322	19	6
Gross impaired loans with a specific allowance	1,519	31	11	1,594	20	9	1,834	27	13
Mortgages	114	4	0	91	3	0	83	3	0
Loans collateralized by securities	0	0	0	1	0	0	7	0	0
Consumer finance	2	0	0	3	0	0	3	0	0
Consumer	116	4	0	95	3	0	93	3	0
Real estate	30	0	0	14	1	0	27	1	0
Commercial and industrial loans	395	9	1	292	16	1	271	11	1
Financial institutions	5	0	0	0	0	0	0	0	0
Corporate & institutional	430	9	1	306	17	1	298	12	1
Gross impaired loans without specific allowance	546	13	1	401	20	1	391	15	1
Gross impaired loans	2,065	44	12	1,995	40	10	2,225	42	14
of which consumer	653	11	3	624	8	4	605	11	7
of which corporate & institutional	1,412	33	9	1,371	32	6	1,620	31	7
Allowance for specifically identified credit losses on impaired loans
The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. The Group performs an in-depth review and analysis of impaired loans considering factors such as recovery and exit options as well as collateral and counterparty risk. In general, all impaired loans are individually assessed. The trigger to detect an impaired loan is non-payment of interest, principal amounts or other contractual payment obligations. In addition, loans to corporates and institutions managed on the Swiss platform are regularly reviewed depending on exposure type, client segment, collateral or event-driven developments. All other corporate and institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are either transferred to recovery management or included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be released, remain on the watch list or be moved to recovery management. For loans in recovery management from the Swiss platform, larger positions are reviewed on a quarterly basis for any event-driven changes. Otherwise, these loans are reviewed at least annually. All other loans in recovery management are reviewed on at least a quarterly basis. If an individual loan specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of credit losses existing as of the end of the reporting period. Thereafter, the allowance is revalued by credit risk management at least annually or more frequently depending on the risk profile of the borrower or credit relevant events. For non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. If the present value of estimated future cash flows is used, the impaired loan and related allowance are revalued to reflect the passage of time. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.
Restructured loans held at amortized cost
	2019			2018			2017
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	1	7	7	5	29	29	0	0	0
Commercial and industrial loans	25	172	161	13	182	160	15	123	119
Total	26	179	168	18	211	189	15	123	119
Restructured loans held at amortized cost that defaulted within 12 months from restructuring
	2019		2018		2017
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	1	13	1	8	0	0
Commercial and industrial loans	1	2	8	76	1	48
Total	2	15	9	84	1	48
In 2019, the loan modifications of the Group included a waiver of claims, interest rate concessions, extended loan repayment terms including the suspension of amortizations and repayments, the subordination of loans and refinancings at new terms.